FAIR VALUE MEASUREMENTS (Details) - Fair value measurements recurring - Wealth management products - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Wealth management products	¥ 682,252,159	¥ 360,187,885
Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Wealth management products	0	0
Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Wealth management products	682,252,159	360,187,885
Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Wealth management products	¥ 0	¥ 0